LEASES (Schedule of Lease liabilities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Carrying amount at January 1, 2019 | ¥		¥ 1,803
Accretion of interest recognized during the year | ¥		60
Payments | ¥		(1,060)
Carrying amount at December 31, 2019 | ¥		¥ 803
Analyzed into:
Current portion | ¥			¥ 803
Non-current portion | ¥
USD [Member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2019 | $	$ 259
Accretion of interest recognized during the year | $	9
Payments | $	(153)
Carrying amount at December 31, 2019 | $	115
Analyzed into:
Current portion | $	115
Non-current portion | $